Main consolidated entities - Additional information (Details)	12 Months Ended
Dec. 31, 2022
Sonatel [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	42.33%
Sonatel [member] | Orange MEA [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	42.33%
Medi Telecom [member]
Disclosure of subsidiaries [line items]
Ownership percentage (as a percent)	49.00%
Usufruct acquired, percentage (as a percent)	1.10%